Investment Portfolio - July 31, 2022

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 93.9%

Communication Services - 8.0%
Diversified Telecommunication Services - 1.5%
Cellnex Telecom S.A. - ADR (Spain)	399,688	$8,933,027
Entertainment - 3.1%
Sea Ltd. - ADR (Singapore)*	132,793	10,134,762
Ubisoft Entertainment S.A. (France)*	208,631	8,882,345
		19,017,107
Interactive Media & Services - 2.9%
Auto Trader Group plc (United Kingdom)[1]	2,256,070	17,393,209
Media - 0.5%
S4 Capital plc (United Kingdom)*	2,051,559	3,172,661
Total Communication Services		48,516,004
Consumer Discretionary - 9.6%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International, Inc. (Canada)	112,360	6,023,620
Household Durables - 2.5%
Nikon Corp. (Japan)	472,500	5,441,569
Sony Group Corp. (Japan)	114,100	9,678,869
		15,120,438
Internet & Direct Marketing Retail - 2.1%
MercadoLibre, Inc. (Brazil)*	15,927	12,959,959
Textiles, Apparel & Luxury Goods - 4.0%
adidas AG (Germany)	79,776	13,800,577
lululemon athletica, Inc. (United States)*	33,556	10,419,474
		24,220,051
Total Consumer Discretionary		58,324,068
Consumer Staples - 18.3%
Beverages - 4.8%
Diageo plc (United Kingdom)	408,175	19,336,010
Heineken N.V. (Netherlands)	101,690	10,025,297
		29,361,307
Food Products - 6.7%
Danone S.A. (France)	110,117	6,071,762
Kerry Group plc - Class A (Ireland)	56,176	5,929,444
Nestle S.A. (United States)	235,399	28,842,803
		40,844,009
Household Products - 1.7%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	7,027,500	10,376,383
Personal Products - 5.1%
Beiersdorf AG (Germany)	148,757	15,340,532
L’Oreal S.A. (France)	9,325	3,525,386
Unilever plc - ADR (United Kingdom)	251,577	12,241,737
		31,107,655
Total Consumer Staples		111,689,354
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cameco Corp. (Canada)	162,259	4,181,414
	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 14.6%
Banks - 5.5%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	239,661	$8,122,111
FinecoBank Banca Fineco S.p.A. (Italy)	1,297,390	16,123,924
HDFC Bank Ltd. - ADR (India)	144,585	9,079,938
		33,325,973
Capital Markets - 6.9%
Allfunds Group plc (United Kingdom)	693,294	5,850,364
Avanza Bank Holding AB (Sweden)	491,882	9,491,131
Deutsche Boerse AG (Germany)	95,333	16,641,840
Intermediate Capital Group plc (United Kingdom)	555,550	10,356,267
		42,339,602
Insurance - 2.2%
Admiral Group plc (United Kingdom)	572,387	13,377,596
Total Financials		89,043,171
Health Care - 13.5%
Health Care Equipment & Supplies - 8.6%
Alcon, Inc. (Switzerland)	295,192	23,051,543
Getinge AB - Class B (Sweden)	440,963	9,950,740
Medtronic plc (United States)	209,904	19,420,318
		52,422,601
Pharmaceuticals - 4.9%
Dechra Pharmaceuticals plc (United Kingdom)	225,103	10,130,237
Novartis AG - ADR (Switzerland)	233,723	20,060,445
		30,190,682
Total Health Care		82,613,283
Industrials - 15.0%
Aerospace & Defense - 2.7%
Airbus SE (France)	72,651	7,833,356
BAE Systems plc (United Kingdom)	914,680	8,596,844
		16,430,200
Airlines - 1.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	318,478	3,089,237
Ryanair Holdings plc - ADR (Ireland)*	70,116	5,118,468
		8,207,705
Building Products - 2.2%
Assa Abloy AB - Class B (Sweden)	559,464	13,217,910
Commercial Services & Supplies - 1.9%
Cleanaway Waste Management Ltd. (Australia)	5,975,994	11,512,692
Machinery - 1.3%
Rotork plc (United Kingdom)	2,575,749	8,173,547
Road & Rail - 2.4%
Canadian National Railway Co. (Canada)	117,532	14,888,954
Trading Companies & Distributors - 1.5%
Brenntag SE (Germany)	128,394	9,019,053

Investment Portfolio - July 31, 2022

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure - 1.6%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	473,300	$2,881,986
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	25,811	3,485,517
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	19,113	3,589,613
		9,957,116
Total Industrials		91,407,177
Information Technology - 10.7%
Electronic Equipment, Instruments & Components - 3.4%
Keyence Corp. (Japan)	28,400	11,256,118
Softwareone Holding AG (Germany)	712,107	9,692,295
		20,948,413
IT Services - 4.9%
Adyen N.V. (Netherlands)*1	9,670	17,394,141
Keywords Studios plc (Ireland)	91,845	2,823,673
Shopify, Inc. - Class A (Canada)*	113,670	3,959,126
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
StoneCo Ltd. - Class A (Brazil)*	615,005	$5,891,748
		30,068,688
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	161,097	14,253,862
Total Information Technology		65,270,963
Materials - 3.5%
Chemicals - 3.1%
Air Liquide S.A. (France)	138,404	19,028,116
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	149,641	2,355,349
Total Materials		21,383,465
TOTAL COMMON STOCKS
(Identified Cost $633,738,780)		572,428,899

SHORT-TERM INVESTMENT - 5.3%

Dreyfus Government Cash Management, Institutional Shares, 1.83%[2]
(Identified Cost $32,333,544)	32,333,544	32,333,544

TOTAL INVESTMENTS - 99.2%		604,762,443
(Identified Cost $666,072,324)
OTHER ASSETS, LESS LIABILITIES - 0.8%		4,989,327
NET ASSETS - 100%		$609,751,770

ADR - American Depositary Receipt

*	Non-income producing security.

[1]	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $34,787,350, which represented 5.7% of the Series’ Net Assets.
[2]	Rate shown is the current yield as of July 31, 2022.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 17.8% and Germany - 10.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - July 31, 2022

(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$48,516,004	$19,067,789	$29,448,215	$—
Consumer Discretionary	58,324,068	29,403,053	28,921,015	—
Consumer Staples	111,689,354	22,618,120	89,071,234	—
Energy	4,181,414	4,181,414	—	—
Financials	89,043,171	17,202,049	71,841,122	—
Health Care	82,613,283	62,532,306	20,080,977	—
Industrials	91,407,177	33,053,775	58,353,402	—
Information Technology	65,270,963	24,104,736	41,166,227	—
Materials	21,383,465	2,355,349	19,028,116	—
Short-Term Investment	32,333,544	32,333,544	—	—
Total assets	$604,762,443	$246,852,135	$357,910,308	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2021 or July 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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